Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Amount Due From Related Party

16.1 Amounts due from related parties

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Focus Axis Limited	2	17	—	—
KK Mobile Limited	26	40	—	—
Stable View Limited	2	17	—	—
Shenzhen Weixunyitong Information Technology Co., Ltd.	65	886	1,543	224
Guangzhou Tianlang Network Technology Co., Ltd.	—	300	1,305	190
President	—	—	1,716	250
Total amounts due from related parties	95	1,260	4,564	664

Schedule of Amount Due to Related Party

16.2 Amounts due to related parties

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Weidong Luo	5,649	5,649	—	—
Shenzhen Weixunyitong Information Technology Co., Ltd.	504	461	8,864	1,289
Guangzhou Tianlang Network Technology Co., Ltd.	200	—	—	—
Total amounts due to related parties	6,353	6,110	8,864	1,289

Schedule of Transactions With Related Parties
16	Related party transactions (continued)

16.3 Transactions with related parties

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Services provided to:
Shenzhen Weixunyitong Information Technology Co., Ltd.	344	2,752	1,002	142
Guangzhou Tianlang Network Technology Co., Ltd.	—	755	1,542	224
Total	344	3,507	2,544	366
Services received from:
Shenzhen Weixunyitong Information Technology Co., Ltd.	360	672	20,909	3,041
Office premises leased from:
Shenzhen Weixunyitong Information Technology Co., Ltd.	1,193	1,557	475	69
Marketing expense incurred:
Guangzhou Tianlang Network Technology Co., Ltd.	943	—	—	—
Total	2,496	2,229	21,384	3,110